Cash, Cash Equivalents, and Marketable Securities (FY) (Tables)	12 Months Ended
Dec. 31, 2025
Cash, Cash Equivalents, and Marketable Securities
Schedule of details regarding the Company's portfolio of cash and cash equivalents

(in thousands)	Cost or Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2025:
Cash accounts in banking institutions	$2,500	$—	$—	$2,500
Money market funds	43,803	—	—	43,803
Total	$46,303	$—	$—	$46,303
December 31, 2024:
Cash accounts in banking institutions	$3,527	$—	$—	$3,527
Money market funds	29,058	—	—	29,058
Commercial paper	4,988	—	—	4,988
Total	$37,573	$—	$—	$37,573

Schedule of details regarding the Company's portfolio of marketable securities

(in thousands)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2025:
Certificates of deposit	$—	$—	$—	$—
Commercial paper	—	—	—	—
Corporate debt securities	—	—	—	—
U.S. government securities	—	—	—	—
Total	$—	$—	$—	$—
December 31, 2024:
Certificates of deposit	$5,970	$1	$—	$5,971
Commercial paper	25,433	6	—	25,439
Corporate debt securities	1,864	1	—	1,865
U.S. government securities	5,908	1	(1)	5,908
Total	$39,175	$9	$(1)	$39,183